Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Rendering of services	€ 47,175	€ 47,321	€ 49,681
Net sales	4,833	4,715	5,235
Total	€ 52,008	€ 52,036	€ 54,916